Description of Business and Summary of Significant Accounting Policies (Details Narrative) (Mymd Pharmaceuticals Inc.) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ownership Percentage		20.00%
Mymd Pharmaceuticals Inc. [Member]
Ownership Percentage		80.00%
Impairment of intangible assets
Mymd Pharmaceuticals Inc. [Member] | Asset Purchase Agreement [Member]
Number of shares issued during period, purchase of assets	33,937,909